Income Taxes - Components of the Company's Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 0	$ 145
Deferred:
Federal	(24,609)	(18,842)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	24,609	18,842
Income tax benefit	$ 0	$ 145